Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 137,391	€ 176,049
Investment contracts with DPF	41,839	97,814
Insurance contracts and investment contracts with discretionary participation features	137,410	197,331
Reinsurance contracts held	17,173	16,958
Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts with discretionary participation features	(4,218)	(4,292)
Reinsurance contracts held	(4,091)	(4,106)
International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts with discretionary participation features	5,250	5,220
Reinsurance contracts held	3,967	3,981
Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts with discretionary participation features	136,378	130,429
Reinsurance contracts held	17,298	17,086
United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts with discretionary participation features		65,974
Reinsurance contracts held		(3)
Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	70,419	111,508
Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	274	246
Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	70,145	67,074
Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts		44,188
Without Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	66,922	64,497
Investment contracts with DPF	20	12
Without Direct Participating Contracts [member] | Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(4,218)	(4,292)
Without Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	4,907	4,918
Investment contracts with DPF	20	12
Without Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	66,233	63,355
Without Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts		517
Contracts measured under the PAA [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	50	44
Contracts measured under the PAA [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 50	44
Direct Participation Contracts [Member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF		21,269
Direct Participation Contracts [Member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF		€ 21,269